Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2019
Inventory
Serialized	$ 2,369	$ 2,132
Non-serialized	6,922	4,366
Reserve for shrink and slow-moving	(38)	(83)
Total Inventory	$ 9,253	$ 6,415	$ 3,578